Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	Cash and cash equivalents

		December 31, 2024	December 31, 2023
	Note	€m	€m
Cash and cash equivalents in the Statement of Financial Position		403.3	412.9
Bank overdraft	21	—	(13.2)
Cash and cash equivalents per Consolidated Statement of Cash Flows		403.3	399.7
‘Cash and cash equivalents’ comprise cash balances and deposits. Bank overdrafts that are repayable on demand and form an integral part of the Company's cash management are included as a component of cash and cash equivalents for the purposes of the Consolidated Statement of Cash Flows.